Income Tax	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax

10. Income tax

The major components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are as follows:

Consolidated profit or loss

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	10,143	9,174	10,685
Over provision in prior years	(1,912)	—	—
Deferred tax	(4,609)	(73)	(538)
Income tax expense reported in profit or loss	3,622	9,101	10,147

Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2020, 2019 and 2018:

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Accounting (loss)/profit before tax	(11,592)	65,863	50,611
At China’s statutory income tax rate	(2,898)	16,466	12,653
Effect of lower tax rate (Note)	8,691	(6,460)	(1,625)
Loss attributable to a joint venture	2	—	—
Non-deductible expenses for tax purposes	1,718	31	148
Super deductions	(2,086)	(1,028)	(1,062)
Adjustments in respect of current tax of previous periods	(1,912)	—	—
Utilisation of previously unrecognised tax losses	—	—	(133)
Unrecognised tax losses	107	92	166
At the effective income tax rate of -31% (2019: 14%; 2018: 20%)	3,622	9,101	10,147
Income tax expense reported in profit or loss	3,622	9,101	10,147

Note:

The amount represented  (i) a reduced enterprise income tax rate of 15% and certain other preferential tax benefits available to qualified “High and New Technology Enterprises” under PRC tax laws and regulations entitiled by Bejing Kuke Music and (ii) effects of different tax rates in relation to other jurisdictions.

10. Income tax (continued)

Deferred tax

Reconciliation of deferred tax assets and liabilities:

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Deferred tax assets	8,917	3,796
Deferred tax liabilites	(1,447)	—
Net deferred tax	7,470	3,796

	January 1, 2019	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
Leases	33	—	(25)	8
Expected credit losses on debt financial assets	2,074	—	312	2,386
Accruals and provisions	1,616	—	(214)	1,402
Total	3,723	—	73	3,796

	January 1, 2020	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
Leases	8	77	10	95
Expected credit losses on debt financial assets	2,386	55	3,941	6,382
Trade payables, accrual and provisions	1,402	—	1,038	2,440
Tax losses	—	405	(405)	—
Fair value adjustment arising from business combinations	—	(1,472)	25	(1,447)
Total	3,796	(935)	4,609	7,470

The Group had tax losses arising in Mainland China of RMB550,000 and RMB125,000 as at December 31, 2020 and 2019, respectively, that will expire in one to five years for offsetting against future taxable profits of the companies in which the losses arose.

Deferred tax assets have not been recognised in respect of the tax losses as at December 31, 2020 and 2019 as the directors consider that it is currently not probable that future taxable profits will be available against which the tax losses can be utilised.

10. Income tax (continued)

Reconciliation of deferred tax assets and liabilities (continued)

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5% or 10%. The Group is therefore liable for withholding taxes on dividends distributed by the subsidiaries established in Mainland China to foreign shareholders in respect of earnings generated.

At December 31, 2020 and 2019, the directors of the Company estimated that the retained earnings of the PRC subsidiaries and a joint venture would be retained in Mainland China for use in future operations and investments. In the opinion of the directors, it is not probable that these subsidiaries and a joint venture will distribute such earnings in the foreseeable future to their foreign shareholders. The aggregate amounts of temporary differences for the undistributed earnings associated with the investments in subsidiaries and a joint venture in Mainland China for which deferred tax liabilities have not been recognised were approximately RMB189,561,000 and RMB152,318,000 at December 31, 2020 and 2019, respectively. The Group has determined that the undistributed profits of its PRC subsidiaries and a joint venture will not be distributed in the foreseeable future.